Investment Income	12 Months Ended
Dec. 31, 2021
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Investment Income

22	INVESTMENT INCOME

	For the year ended 31 December
	2021	2020	2019
	RMB million	RMB million	RMB million
Debt securities
- held-to-maturity securities	56,830	44,757	38,229
- available-for-sale securities	29,491	22,695	21,373
- at fair value through profit or loss	4,079	3,482	3,546
Equity securities
- available-for-sale securities	27,806	24,185	21,823
- at fair value through profit or loss	912	798	981
Bank deposits	25,949	25,860	26,695
Loans	32,970	31,948	27,111
Securities purchased under agreements to resell	350	772	161

Total	178,387	154,497	139,919

For the year ended 31 December 2021, the interest income included in investment income was RMB 149,669 million (2020: RMB 129,514 million, 2019: RMB117,115 million). Interest income was mainly accrued using the effective interest method.